SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2012
Restricted Stock [Member]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

A summary of the restricted share activity for the year ended June 30, 2012 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Nonvested at June 30, 2011	61,041	$12.34

Vested	20,416	12.52
Nonvested at June 30, 2012	40,625	$12.25

Performance Shares [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the performance share option activity under the Plan for the year ended June 30, 2012 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2011	-	$-	-	$-

Granted	1,476,000	9.29	5	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-
Vested and expected to vest at June 30, 2012	1,180,000	$9.29	4.64	$-
Exercisable at June 30, 2012	-	$-	-	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

Year Ended June 30,
2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Stock Options [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the share option activity under the Plan for the year ended June 30, 2012 is as follows:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2011	438,000	$3.74	5.75	$2,444,040

Exercised	(300,000)	2.24	7.08	1,860,782
Outstanding at June 30, 2012	138,000	$7.01	0.73	$$208,380
Vested and expected to vest at June 30, 2012	138,000	$7.01	0.73	$$208,380
Exercisable at June 30, 2012	138,000	$7.01	0.73	$$208,380